Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Income and Share Data Used in Basic and Diluted EPS Calculation

The following table reflects the income and share data used in the basic and diluted EPS calculation:

	At December 31,	At December 31,	At December 31,
(EUR thousand)	2021	2020	2019

Profit attributable to ordinary equity holders of the parent	134,321	78,513	39,201

Weighted average number of ordinary shares for basic EPS	252,670,872	240,501,960	240,501,960
Weighted average number of ordinary shares adjusted for the effect of dilution	252,690,321	240,501,960	240,501,960

	2021	2020	2019
Basic earnings per common share (in EUR)	0.53	0.33	0.16
Diluted earnings per common share (in EUR)	0.53	0.33	0.16